Long-Term Debt, Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Maturities of Long-Term Debt [Line Items]
2023	$ 20,507
2024	30,520
2025	16,207
2026	26,287
2027	10,563
Thereafter	70,786
Total	174,870	$ 160,689
Wells Fargo Bank, National Association and other bank entities [Member]
Maturities of Long-Term Debt [Line Items]
2023	13,712
2024	18,616
2025	813
2026	245
2027	485
Thereafter	5,318
Total	39,189	12,858
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2023	10,003
2024	17,003
2025	176
2026	82
2027	3
Thereafter	134
Total	27,401
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2023	894
2024	0
2025	149
2026	0
2027	27
Thereafter	3,235
Total	4,305
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2023	0
2024	0
2025	0
2026	0
2027	401
Thereafter	0
Total	401
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member]
Maturities of Long-Term Debt [Line Items]
2023	2,815
2024	1,613
2025	488
2026	163
2027	54
Thereafter	1,949
Total	7,082
Other Consolidated Subsidiaries [Member]
Maturities of Long-Term Debt [Line Items]
2023	463
2024	86
2025	413
2026	222
2027	0
Thereafter	96
Total	1,280	1,545
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2023	463
2024	86
2025	413
2026	222
2027	0
Thereafter	96
Total	1,280
Wells Fargo & Company [Member]
Maturities of Long-Term Debt [Line Items]
2023	6,332
2024	11,818
2025	14,981
2026	25,820
2027	10,078
Thereafter	65,372
Total	134,401	$ 146,286
Wells Fargo & Company [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2023	3,712
2024	11,116
2025	14,030
2026	23,189
2027	7,392
Thereafter	52,413
Total	111,852
Wells Fargo & Company [Member] | Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2023	2,620
2024	702
2025	951
2026	2,631
2027	2,343
Thereafter	12,132
Total	21,379
Wells Fargo & Company [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2023	0
2024	0
2025	0
2026	0
2027	343
Thereafter	827
Total	$ 1,170